Investment Portfolioas of February 29, 2024 (Unaudited)
DWS Intermediate Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 103.3%
Alabama 4.2%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,335,000	1,340,169
Series C-1, 4.0%, Mandatory Put 12/1/2026 @ 100, 10/1/2052, GTY: Goldman Sachs Group, Inc.	7,000,000	7,010,444
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,615,000	2,612,768
Jefferson, AL, Sewer Revenue, 5.25%, 10/1/2041	1,500,000	1,673,660
Southeast Alabama, Energy Authority A Cooperative District:
Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs & Co.	3,635,000	3,779,689
Series B, 5.0%, Mandatory Put 6/1/2030 @ 100, 1/1/2054, LIQ: Royal Bank of Canada	8,490,000	9,019,962
Series A-1, 5.5%, Mandatory Put 1/1/2031 @ 100, 11/1/2053, GTY: Morgan Stanley	6,000,000	6,528,082
		31,964,774
Arizona 2.2%
Arizona, Chandler Industrial Development Authority, Intel Corp., 3.8%, Mandatory Put 6/15/2028 @ 100, 12/1/2035	3,000,000	3,053,586
Arizona, Industrial Development Authority, Authority Hospital Revenue Bond, Phoenix Childrens Hospital:
Series A, 5.0%, 2/1/2030	600,000	670,308
Series A, 5.0%, 2/1/2031	1,200,000	1,358,629
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue:
Series A, 5.0%, 1/1/2028	1,160,000	1,262,980
Series A, 5.0%, 1/1/2029	1,605,000	1,789,195
Arizona, State Industrial Development Authority Revenue, “A”, Series 2019-2, 3.625%, 5/20/2033	4,607,563	4,338,640
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,341,009
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legency Traditional School Project, Series B, 144A, 5.0%, 7/1/2039	1,000,000	1,003,639
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-2, AMT, 2.2%, Mandatory Put 6/3/2024 @ 100, 3/1/2028	1,750,000	1,739,197
		16,557,183
California 9.2%
Anaheim, CA, Housing & Public Improvements Authority, Electric Utility Distribution System:
Series E, 5.0%, 10/1/2028	1,000,000	1,087,211
Series E, 5.0%, 10/1/2029	1,000,000	1,087,775
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series D, MUNIPSA + 0.3%, 3.6% (a), Mandatory Put 4/1/2027 @ 100, 4/1/2056	3,000,000	2,941,091
Series C, MUNIPSA + 0.45%, 3.75% (a), Mandatory Put 4/1/2026 @ 100, 4/1/2056	1,000,000	989,562
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M-050, 144A, AMT, 3.05%, 6/15/2037	6,195,000	5,393,764

California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Prerefunded, 5.0%, 6/1/2032	5,000,000	5,491,062
California, Infrastructure & Economic Development Bank, California Academy of Science, Series A, MUNIPSA + 0.35%, 3.65% (a), Mandatory Put 8/1/2024 @ 100, 8/1/2047	1,430,000	1,429,904
California, Municipal District Water & Waste Water Revenue, Series B, MUNIPSA + 0.1%, 3.4% (a), Mandatory Put 7/1/2024 @ 100, 7/1/2046	3,910,000	3,900,770
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group:
Series B, 3.7% (b), 3/1/2024, LOC: Barclays Bank PLC	3,350,000	3,350,000
Series C, 3.7% (b), 3/1/2024, LOC: Barclays Bank PLC	1,000,000	1,000,000
California, State General Obligation, Various Purposes, 5.0%, 4/1/2036	7,000,000	7,769,697
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	9,316,193	8,111,794
California, University of California Revenue, Series BS, 5.0%, 5/15/2041	2,000,000	2,351,746
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series H, AMT, 5.5%, 5/15/2036	1,820,000	2,108,295
Series H, AMT, 5.5%, 5/15/2037	4,985,000	5,728,641
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	7,537,330
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2034	5,000,000	5,358,768
Series B, AMT, 5.0%, 12/1/2035	5,000,000	5,342,039
		70,979,449
Colorado 2.9%
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AGMC	1,605,000	1,341,839
Colorado, State Housing & Finance Authority, “III”, Series H, 4.25%, 11/1/2049	1,335,000	1,337,689
Colorado, State Housing & Finance Authority Revenue, Series L, 5.75%, 11/1/2053	5,000,000	5,346,979
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2035	10,000,000	10,602,056
Series D, AMT, 5.75%, 11/15/2037	1,375,000	1,611,147
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	514,989
5.0%, 12/1/2033	500,000	510,967
5.0%, 12/1/2034	1,000,000	1,019,360
		22,285,026
Connecticut 1.3%
Connecticut, State General Obligation, Series B, 3.0%, 6/1/2037	1,075,000	991,060
Connecticut, State Housing Finance Program Authority Revenue:
Series A-1, 4.0%, 11/15/2047	1,345,000	1,338,756
Series D, 6.25%, 5/15/2054	2,000,000	2,190,852
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 5.0%, 7/1/2028	3,000,000	3,296,804
Series A, 5.0%, 7/1/2038	1,565,000	1,801,118
		9,618,590
District of Columbia 0.2%
District of Columbia, Income Tax Revenue, Series A, 5.0%, 10/1/2037 (c)	1,000,000	1,190,414
Florida 6.2%
Broward County, FL, Airport System Revenue, Series A, AMT, 5.0%, 10/1/2037	2,365,000	2,514,537
Central Florida, Tourism Oversight District, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,541,207
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	2,005,000	2,019,015

Florida, Capital Project Finance Authority, Student Housing Revenue, Series A-1, 5.0%, 10/1/2029	1,650,000	1,718,303
Florida, Capital Trust Agency, Educational Growth Fund, Charter Educational Foundation Project, Series A-1, 144A, 3.375%, 7/1/2031	2,100,000	1,982,754
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 144A, 5.0%, 11/15/2030	1,000,000	923,585
Series A, 5.0%, 6/15/2035	1,000,000	1,030,202
Florida, Development Finance Corp., Brightline Holdings LLC, Series A, 144A, AMT, 8.0%, Mandatory Put 4/1/2024 @ 106, 7/1/2057	1,000,000	1,050,214
Florida, Development Finance Corp., Health Sciences Center Inc. Obligated Group, Series A, 5.0%, 8/1/2041	1,000,000	1,077,297
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	2,000,000	1,997,905
Series A, 144A, AMT, 6.5%, Mandatory Put 1/1/2029 @ 100, 1/1/2049	1,685,000	1,682,772
Florida, State Department of Transportation, Florida Right-of-Way Acquisition & Bridge Construction, Series A, 4.0%, 7/1/2034	5,000,000	5,218,227
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,190,514
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 4.85%, 5/1/2038	1,000,000	1,014,201
Jacksonville, FL, Special Revenue, Series C, 5.25%, 10/1/2036	5,000,000	5,885,170
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	540,000	543,969
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	4,384,575
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	7,254,076
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2040	2,250,000	2,424,046
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	955,000	915,159
		47,367,728
Georgia 6.2%
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	10,646,746
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	8,703,090
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032	200,000	205,517
Series B, 4.0%, 4/1/2033	200,000	205,422
Series B, 4.0%, 4/1/2034	250,000	256,474
Series B, 4.0%, 4/1/2035	225,000	230,347
Series B, 4.0%, 4/1/2036	250,000	254,571
Georgia, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2036	1,250,000	1,251,834
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series C, 4.0%, Mandatory Put 12/1/2028 @ 100, 5/1/2052, GTY: Citigroup Global Markets	10,000,000	9,995,155
Series C, 5.0%, Mandatory Put 9/1/2030 @ 100, 9/1/2053, GTY: Royal Bank of Canada	1,155,000	1,229,732
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,705,000	1,714,762
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series B, 4.0%, Mandatory Put 12/2/2024 @ 100, 8/1/2049, GTY: TD Bank NA	5,000,000	5,009,601
Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	3,135,000	3,371,811
Georgia, Paulding County Hospital Authority Revenue, WellStar Health System Obligated Group, Series A, 5.0%, 4/1/2043	2,065,000	2,221,073
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 1st, 2.25%, 7/1/2025	2,295,000	2,224,040
		47,520,175

Hawaii 0.6%
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	4,505,248
Illinois 6.1%
Chicago, IL, Board of Education, Series B, 4.0%, 12/1/2038	5,000,000	4,854,583
Chicago, IL, Midway International Airport Revenue, Series A, AMT, 5.75%, 1/1/2041, INS: BAM	1,000,000	1,148,533
Chicago, IL, O'Hare International Airport Revenue:
Series C, AMT, 5.0%, 1/1/2035	715,000	792,733
Series C, AMT, 5.0%, 1/1/2036	500,000	551,532
5.25%, 1/1/2039, INS: BAM	825,000	921,622
5.25%, 1/1/2040, INS: BAM	1,130,000	1,254,606
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	2,662,391
Illinois, Housing Development Authority Revenue, Series K, 6.25%, 10/1/2053	5,000,000	5,579,392
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,035,245
Illinois, State General Obligation:
Series B, 5.0%, 3/1/2024	1,200,000	1,200,000
5.0%, 11/1/2024	5,325,000	5,376,707
Series B, 5.0%, 5/1/2028	1,000,000	1,072,597
Series B, 5.25%, 10/1/2037	2,000,000	2,264,669
5.5%, 5/1/2024	500,000	501,452
5.5%, 5/1/2025	1,500,000	1,535,518
Series C, 5.5%, 10/1/2039	2,000,000	2,276,546
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	6,500,000	6,645,547
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	3,543,500
		47,217,173
Indiana 2.1%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, MUNIPSA + 0.3%, 3.6% (a), Mandatory Put 3/1/2027 @ 100, 3/1/2039	2,245,000	2,179,432
Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	3,663,469
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,060,564
Indiana, State Finance Authority, CWA Authority Inc., Revenue:
Series A, 5.0%, 10/1/2040 (c)	1,000,000	1,103,776
Series A, 5.0%, 10/1/2041 (c)	1,000,000	1,095,993
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series I2, AMT, 5.0%, 1/1/2030	1,500,000	1,627,135
Series G-2, AMT, 5.25%, 1/1/2037	1,700,000	1,903,903
Series E, 5.5%, 3/1/2038	2,000,000	2,182,085
		15,816,357
Iowa 0.8%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 6.6%, 5/15/2028	2,000,000	2,048,434
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	255,000	244,453
Iowa, Tobacco Settlement Authority Revenue, “2”, Series B1, 4.0%, 6/1/2049	3,750,000	3,787,487
		6,080,374
Louisiana 0.2%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,344,058

Massachusetts 1.9%
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J2, 5.0%, 7/1/2033	1,000,000	1,073,430
Series J2, 5.0%, 7/1/2034	2,000,000	2,145,556
Massachusetts, State Development Finance Agency Revenue, Northeastern University, 5.0%, 10/1/2037	1,250,000	1,460,968
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	140,000	138,643
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	475,000	414,030
Massachusetts, State Port Authority:
Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,416,843
Series A, AMT, 5.0%, 7/1/2036	4,000,000	4,302,976
		14,952,446
Michigan 2.7%
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	11,160,987
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
AMT, 5.0%, 6/30/2032	1,320,000	1,390,988
AMT, 5.0%, 12/31/2032	700,000	737,515
AMT, 5.0%, 12/31/2033	1,600,000	1,685,723
Michigan, Trunk Line Revenue, Rebuilding Michigan Program:
Series A, 4.0%, 11/15/2038	2,500,000	2,629,651
5.5%, 11/15/2044	3,000,000	3,498,539
		21,103,403
Minnesota 0.2%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,070,000	1,837,714
Mississippi 1.6%
Mississippi, State Gaming Tax Revenue:
Series E, 5.0%, 10/15/2028	4,755,000	4,864,086
Series A, 5.0%, 10/15/2036	4,000,000	4,184,365
Mississippi, State University Educational Building Corp. Revenue, Institutions of Higher Learning:
Series B, 5.0%, 8/1/2042 (c)	1,465,000	1,642,988
Series B, 5.0%, 8/1/2043 (c)	1,540,000	1,718,064
		12,409,503
Missouri 1.0%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A”, Series 2021-1, 1.53%, 1/25/2061	4,156,871	3,602,602
Missouri, Plaza At Noah's Ark Community Improvement District, 3.0%, 5/1/2030	725,000	663,272
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program, Series C, 6.0%, 5/1/2053	3,425,000	3,777,302
		8,043,176
Nebraska 0.8%
Nebraska, Public Power District Revenue:
Series A, 5.0%, 1/1/2037	2,750,000	3,083,155
Series A, 5.0%, 1/1/2038	3,000,000	3,332,854
		6,416,009

Nevada 0.1%
Sparks, NV, Tourism Improvement District #1 Revenue, Sales Tax, Series A, 144A, 2.75%, 6/15/2028	1,185,000	1,144,070
New Hampshire 0.9%
New Hampshire, Business Finance Authority Revenue:
Series 2, 4.0%, 10/20/2036	2,946,503	2,816,929
Series 2022-1, 4.375%, 9/20/2036	3,914,980	3,865,636
		6,682,565
New Jersey 3.8%
New Jersey, State Economic Development Authority Revenue, Series SSS, 5.0%, 6/15/2035 (c)	4,230,000	4,978,332
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040* (d)	1,505,000	1,044,567
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	884,183
New Jersey, State General Obligation, 4.5%, 3/20/2024	4,410,300	4,412,656
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 3.25%, 12/1/2039	780,000	743,715
Series B, AMT, 3.5%, 12/1/2039	1,310,000	1,265,187
Series B, AMT, 4.0%, 12/1/2041	5,000,000	4,893,882
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2029	970,000	1,011,878
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 5.0%, 6/15/2036	2,000,000	2,234,715
Series CC, 5.0%, 6/15/2038	2,000,000	2,269,729
New Jersey, State Turnpike Authority Revenue, Series A, 4.0%, 1/1/2035	2,000,000	2,142,675
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2030	3,000,000	3,226,928
		29,108,447
New Mexico 0.3%
New Mexico, State Mortgage Finance Authority, “I”, Series C, 4.0%, 1/1/2050	2,020,000	2,011,562
New York 10.6%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AGMC	1,820,000	1,653,388
3.0%, 4/1/2036, INS: AGMC	1,750,000	1,560,467
New York, Metropolitan Transportation Authority Revenue:
Series B, 5.0%, 11/15/2028	3,170,000	3,457,948
Series C1, 5.0%, 11/15/2028	1,200,000	1,298,862
Series A2, 5.0%, Mandatory Put 5/15/2030 @100, 11/15/2045	5,335,000	5,809,492
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	8,970,242
New York, State Liberty Development Corp. Revenue, A World Trade Center Project, Series A, 1.9%, 11/15/2031	800,000	699,990
New York, State Liberty Development Corp., Second Priority Liberty Revenue, “1”, 2.45%, 9/15/2069	5,000,000	4,648,353
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	10,031,277
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminal, AMT, 6.0%, 4/1/2035	2,400,000	2,710,433
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, Series A, AMT, 5.0%, 1/1/2026	3,970,000	4,040,420
New York, State Transportation Development Corp., Special Facility Revenue, Terminal 4 John F. Kennedy International Airport Project, AMT, 5.0%, 12/1/2030	5,000,000	5,423,256

New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2038	7,000,000	8,105,324
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series A, 3.73%, Mandatory Put 12/29/2028 @ 100, 5/1/2063	4,000,000	4,010,127
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series F-1, 5.0%, 2/1/2042	1,500,000	1,698,856
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S3A, 5.0%, 7/15/2035	5,000,000	5,436,463
New York, NY, General Obligation:
Series G-6, 3.5% (b), 3/1/2024, LOC: Mizuho Bank Ltd.	3,200,000	3,200,000
Series C, 4.0%, 8/1/2037	1,000,000	1,039,314
Series E1, 5.0%, 4/1/2038	900,000	1,036,120
Series E1, 5.0%, 4/1/2039	1,250,000	1,428,852
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	1,345,000	1,487,288
Series A, 5.0%, 9/1/2031	3,520,000	3,899,242
		81,645,714
North Carolina 0.6%
North Carolina, Greater Asheville Regional Airport Authority Revenue, AMT, 5.25%, 7/1/2042, INS: AGMC	1,150,000	1,269,240
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	655,000	669,667
North Carolina, State Turnpike Authority, Monroe Expressway System:
5.0%, 7/1/2036	1,000,000	1,149,706
5.0%, 7/1/2037	1,000,000	1,140,903
5.0%, 7/1/2038	500,000	565,036
		4,794,552
North Dakota 1.1%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program:
Series B, MUNIPSA + 0.2%, 3.5% (a), Mandatory Put 7/1/2024 @100, 1/1/2043	3,075,000	3,070,714
Series A, 6.0%, 7/1/2054 (c)	5,000,000	5,469,953
		8,540,667
Ohio 1.8%
City of Akron, OH, City of Akron, Income Tax Revenue:
4.0%, 12/1/2029	1,500,000	1,583,736
4.0%, 12/1/2030	1,210,000	1,277,894
4.0%, 12/1/2031	1,105,000	1,163,327
Ohio, Air Quality Development Authority, Series A, AMT, 4.25%, Mandatory Put 6/1/2027 @ 100, 11/1/2039	1,000,000	1,010,294
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Summa Health System, 4.0%, 11/15/2035	1,665,000	1,632,523
Ohio, Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Series B, 5.0%, 1/1/2029	1,715,000	1,897,823
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	5,000,000	5,015,884
		13,581,481
Oregon 0.2%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	1,875,000	1,877,542
Pennsylvania 8.5%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	5,288,133
Lancaster County, PA, Hospital Authority, Brethren Village Project, 5.125%, 7/1/2037	1,000,000	950,327

Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,240,000	2,265,070
5.0%, 12/1/2032	2,745,000	2,795,377
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	8,557,860
Pennsylvania, Bucks County Water and Sewer Authority, Sewer System Revenue:
Series A, 5.0%, 12/1/2038, INS: AGMC	1,025,000	1,164,700
Series A, 5.0%, 12/1/2040, INS: AGMC	1,625,000	1,821,804
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	2,975,000	2,562,946
Series A, 2.625%, 6/1/2042	550,000	478,689
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	325,337
Series A, 5.0%, 7/1/2031	850,000	918,158
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A-2, 5.0%, 5/15/2039	1,200,000	1,328,222
Pennsylvania, State Economic Development Financing Authority Tax-Exempt Private Activity Revenue, Major Bridges Package One Project:
AMT, 5.5%, 6/30/2037	2,400,000	2,752,365
AMT, 5.5%, 6/30/2038	3,000,000	3,412,596
AMT, 5.5%, 6/30/2039	4,000,000	4,531,226
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 2.15%, Mandatory Put 7/1/2024 @ 100, 7/1/2041, GTY: Waste Management, Inc.	1,250,000	1,235,557
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	460,000	458,381
Series 122, AMT, 4.0%, 10/1/2046	2,075,000	2,066,601
6.25%, 10/1/2053	2,000,000	2,192,694
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2028	2,950,000	3,001,787
Series B, 5.0%, 6/1/2029	5,000,000	5,216,611
Series FIRST, 5.0%, 12/1/2039	860,000	970,828
Series FIRST, 5.0%, 12/1/2040	855,000	958,384
Series FIRST, 5.0%, 12/1/2041	855,000	970,276
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	9,279,561
Series F, Prerefunded, 5.0%, 9/1/2030	30,000	31,593
		65,535,083
Rhode Island 0.5%
Rhode Island, Health and Educational Building Corp. Revenue, Providence College, 5.0%, 11/1/2041	1,500,000	1,671,300
Rhode Island, Tobacco Settlement Financing Corp., Series B, 4.5%, 6/1/2045	2,370,000	2,374,109
		4,045,409
South Carolina 0.0%
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	225,000	224,030
Tennessee 0.9%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	2,636,154
Memphis & Shelby County, TN, New Memphis Arena Public Building Authority, City of Memphis Project:
0%–4.0% 4/1/2029 (e)	1,100,000	1,013,620
0%–4.0% 4/1/2030 (e)	750,000	691,597

Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 5.5%, 7/1/2038	1,625,000	1,851,881
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Belmont University, 5.0%, 5/1/2039	500,000	551,757
		6,745,009
Texas 10.3%
Austin, TX, Airport System Revenue, AMT, 5.0%, 11/15/2033	1,250,000	1,403,188
Austin, TX, Water & Wastewater System Revenue, 5.0%, 11/15/2038	3,500,000	4,022,840
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,534,011
Conroe, TX, Independent School District, General Obligation, 5.0%, 2/15/2043	2,500,000	2,824,765
Dallas, TX, Fort Worth International Airport:
Series B, 5.0%, 11/1/2037	1,200,000	1,379,577
Series B, 5.0%, 11/1/2040	3,500,000	3,998,230
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0%, Mandatory Put 8/15/2028 @ 100, 8/15/2053	3,015,000	3,056,348
Houston, TX, Airport System Revenue, Series A, AMT, 4.0%, 7/1/2038	2,000,000	1,989,642
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention And Entertainment Facilities Department:
5.0%, 9/1/2027	1,590,000	1,692,159
5.0%, 9/1/2028	1,350,000	1,460,362
Lower Colorado, TX, State Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2041, INS: AGMC	5,000,000	5,583,161
North Texas, Tollway Authority Revenue, Series A, 5.25%, 1/1/2038	2,500,000	2,885,603
Northside, TX, Independent School District, 1.6%, Mandatory Put 8/1/2024 @ 100, 8/1/2049	2,915,000	2,891,894
Prosper, TX, Independent School District, General Obligation, 5.0%, 2/15/2041	4,000,000	4,570,309
Texas, Aldine Independent School District:
4.0%, 2/15/2032	3,000,000	3,074,252
5.0%, 2/15/2044	2,750,000	3,102,130
Texas, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05%, Mandatory Put 6/1/2033 @ 100, 11/1/2050	1,275,000	1,293,561
Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041	2,530,000	2,824,825
5.0%, 2/15/2042	3,045,000	3,383,560
5.0%, 2/15/2043	2,625,000	2,901,187
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	5,887,742
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC, AMT, 5.5%, 6/30/2040	1,000,000	1,080,049
Texas, State Department of Housing & Community Affairs, 2.17%, 5/1/2038	5,742,010	4,424,476
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	4,500,000	4,673,264
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue:
Series A, 4.0%, 12/31/2035	500,000	509,765
Series A, 4.0%, 12/31/2036	2,000,000	2,024,398
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,173,906
		79,645,204
Utah 0.8%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,283,963
Utah, State Housing Corp. Revenue, Series A, 6.5%, 1/1/2054	840,000	931,628
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.25%, 6/1/2037	250,000	288,333
		6,503,924

Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St. Michael’s College, 144A, 5.0%, 10/1/2033	1,500,000	1,551,736
Virginia 4.6%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue:
Series A, 4.0%, 7/1/2036	2,070,000	2,175,288
Series A, 4.0%, 7/1/2038	4,370,000	4,521,845
Virginia, Small Business Financing Authority:
AMT, 4.0%, 1/1/2030	1,500,000	1,521,461
AMT, 4.0%, 7/1/2030	1,000,000	1,015,489
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	18,755,000	19,035,956
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	7,255,258
		35,525,297
Washington 4.3%
King County, WA, Junior Lien Sewer Revenue, Series A, MUNIPSA + 0.23%, 3.53% (a), Mandatory Put 1/1/2027 @ 100, 1/1/2040	3,845,000	3,767,572
Port of Seattle, WA, Revenue Bonds:
Series B, AMT, 5.0%, 8/1/2036	3,570,000	3,926,649
Series B, AMT, 5.0%, 8/1/2038	5,000,000	5,436,191
Seattle, WA, Seattle Municipal Light & Power Revenue, Series B, MUNIPSA + 0.25%, 3.55% (a), Mandatory Put 11/1/2026 @ 100, 5/1/2045	895,000	872,214
Washington, Central Puget Sound Regional Transit Authority Sales & Use Taxes Revenue, Motor Vehicle Excise Tax Improvement, Green Bond, Series 2015-S-2A, MUNIPSA + 0.2%, 3.5% (a), Mandatory Put 11/1/2026 @ 100, 11/1/2045	5,385,000	5,304,271
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2036	5,185,000	4,623,061
4.0%, 7/1/2031	3,000,000	2,969,832
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,385,874
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	742,756
144A, 5.0%, 1/1/2029	840,000	828,279
144A, 5.0%, 1/1/2031	1,030,000	1,004,941
144A, 5.0%, 1/1/2033	1,050,000	1,011,469
		32,873,109
West Virginia 0.5%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	1,250,000	1,245,241
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,528,395
		3,773,636
Wisconsin 1.3%
Wisconsin, Department of Transportation Vehicle Fee Revenue:
Series 1, 5.0%, 7/1/2030 (c)	4,000,000	4,574,377
Series 1, 5.0%, 7/1/2031 (c)	4,000,000	4,664,747
Wisconsin, State General Obligation, Series 1, 5.0%, 5/1/2036 (c)	650,000	755,824
		9,994,948

Puerto Rico 0.7%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2033	1,000,000	982,380
Series A1, 5.75%, 7/1/2031	1,910,000	2,133,146
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	2,282,460
		5,397,986
Other 0.9%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M-051, 144A, 2.65%, 6/15/2035	7,555,000	6,234,455
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	572,598	526,902
		6,761,357
Total Municipal Investments (Cost $799,874,743)		795,172,128

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 3.01% (f) (Cost $75,758)	75,751	75,758

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $799,950,501)	103.3	795,247,886
Other Assets and Liabilities, Net	(3.3)	(25,515,288)
Net Assets	100.0	769,732,598
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 29,
2024. Date shown reflects the earlier of demand date or stated maturity date.

(c)	When-issued security.
(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(f)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement

INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$795,172,128	$—	$795,172,128
Open-End Investment Companies	75,758	—	—	75,758
Total	$75,758	$795,172,128	$—	$795,247,886

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DITFF-PH3
R-080548-2 (1/25)